SIGNIFICANT TRANSACTIONS - Exit from Euroset Holding B.V. Joint Venture (Details) ₽ in Millions, $ in Millions			12 Months Ended
	Jul. 07, 2017 RUB (₽) item	Jul. 07, 2017 USD ($) item	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Investments in associates and joint ventures
Investments in joint ventures and associates			$ 1,921	$ 2,179		$ 201	$ 265
Euroset
Investments in associates and joint ventures
Ownership interest in joint venture (in percentage)			50.00%	50.00%
Investments in joint ventures and associates				$ 126		$ 199	$ 237
PJSC VimpelCom | Euroset
Investments in associates and joint ventures
Ownership interest in joint venture (in percentage)	50.00%	50.00%
PJSC VimpelCom | Megafon | Euroset
Investments in associates and joint ventures
Ownership interest in joint venture (in percentage)	50.00%	50.00%
Consideration paid	₽ 1,250	$ 20
Number of retail stores rights acquired | item	4,000	4,000
Investments in joint ventures and associates					$ 0